Shareholder Fees - FidelitySeriesSmallCapOpportunitiesFund-PRO	Sep. 28, 2024 USD ($)
FidelitySeriesSmallCapOpportunitiesFund-PRO | Fidelity Series Small Cap Opportunities Fund
Shareholder Fees:
(fees paid directly from your investment)	none